LOANS (excluding covered loans) - Nonaccrual, Restructured and Impaired Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest included in income
Restructured loans - nonaccrual status	$ 13,000,000	$ 14,100,000	$ 18,100,000
Non Covered Loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	37,605,000	65,041,000	72,370,000
Restructured loans - accrual status	15,094,000	10,856,000	4,009,000
Total impaired loans	52,699,000	75,897,000	76,379,000
Interest income effect
Gross amount of interest that would have been recorded under original terms	4,286,000	4,842,000	5,500,000
Interest included in income
Nonaccrual loans	536,000	787,000	675,000
Restructured loans	438,000	338,000	92,000
Total interest included in income	974,000	1,125,000	767,000
Net impact on interest income	3,312,000	3,717,000	4,733,000
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	3,489,000	0
Restructured loans - nonaccrual status	13,000,000	14,100,000
Non Covered Loans | Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	7,934,000	15,893,000	10,477,000
Total impaired loans	12,225,000	18,521,000	10,482,000
Non Covered Loans | Real estate-construction
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	223,000	2,102,000	17,387,000
Total impaired loans	223,000	2,102,000	17,387,000
Non Covered Loans | Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	17,286,000	34,977,000	34,004,000
Total impaired loans	23,993,000	39,796,000	34,520,000
Non Covered Loans | Real estate - residential
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	8,606,000	7,869,000	8,022,000
Total impaired loans	12,307,000	11,178,000	11,331,000
Non Covered Loans | Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	574,000	452,000	407,000
Total impaired loans	642,000	452,000	485,000
Non Covered Loans | Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,982,000	3,252,000	2,073,000
Total impaired loans	3,309,000	3,352,000	2,174,000
Non Covered Loans | Other loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	0	496,000	0
Total impaired loans	$ 0	$ 496,000